Expense Example - Mid-Cap Growth ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	180	557	959	2,084	280	859	1,464	3,099